4. Equipment	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Note 4. Equipment

	June 30, 2016			December 31, 2015
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Office equipment	$60	$50	$10	$57	$46	$11
Computer equipment	300	254	46	277	232	45
Field equipment	128	97	31	182	134	48
Buildings	43	38	5	40	35	5
	$531	$439	$92	$556	$447	$109